Called up share capital (Details) € in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2022 EUR (€) shares	Mar. 31, 2021 EUR (€) shares	Mar. 31, 2023 EUR (€) shares	Mar. 31, 2022 EUR (€) shares	Mar. 31, 2023 $ / shares	Mar. 31, 2023 EUR (€) shares	Mar. 31, 2023 £ / shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance | €			€ 4,797
Ending balance | €	€ 4,797		€ 4,797	€ 4,797
Reissue of treasury shares	1,519,000,000	1,427,000,000
Ordinary shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance (in shares)			28,817,627,868	28,816,835,778
Allotted during the year (in shares)			628,190	792,090
Ending balance (in shares)	28,817,627,868	28,816,835,778	28,818,256,058	28,817,627,868
Beginning balance | €			€ 4,797	€ 4,797
Ending balance | €	€ 4,797	€ 4,797	€ 4,797	€ 4,797
Par value per share | $ / shares					$ 0.2095
Number of treasury shares held	447,576,522			447,576,522		1,825,691,429
Nominal value of treasury shares | €	€ 75			€ 75		€ 304
Market value of treasury shares | €	€ 661			€ 661		€ 1,855
Reissue of treasury shares			85,844,124	68,306,442
Repurchase of treasury shares			1,463,959,031	1,441,870,348
Issue of treasury shares				1,518,629,693
Subordinated mandatory convertible bonds | €				€ 1,720
7% cumulative fixed rate shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance (in shares)			50,000
Ending balance (in shares)	50,000		50,000	50,000
Par value per share | £ / shares							£ 1
Awards allotted during the year
Cumulative rate of fixed rate shares						7.00%